Operating Expenses Before Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Expenses by nature [abstract]
Staff costs	£ 693	£ 567
Other administration expenses	411	493
Depreciation, amortisation and impairment	181	156
Total operating expenses before impairment losses, provisions and charges	£ 1,285	£ 1,216